Reconciliation of Assets Depreciation and Additions to Long-Lived Assets from Segments to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013		Jun. 30, 2012		Jul. 02, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Document Fiscal Year Focus	2013
Net assets held for sale/disposition	$ 0		$ 5		$ 7,143
Other assets	619	[1]	578	[1]	461	[1]
Total Segment Assets	2,434		2,450		9,482
Discontinued operations	2		104		186
Other depreciation	28		31		11
Total depreciation	148		266		302
Other	16		7		2
Total additions to long-lived assets	139		173		237
Retail [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Segment Assets	1,273		1,279		1,282
Total depreciation	90		101		79
Additions to Long-Lived Assets	95		128		207
Foodservice/ Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total Segment Assets	542		530		530
Total depreciation	28		30		26
Additions to Long-Lived Assets	28		38		28
Australian Bakery [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Segment Assets	0		58		66
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total Segment Assets	1,815		1,809		1,812
Total depreciation	118		131		105
Additions to Long-Lived Assets	$ 123		$ 166		$ 235

[1]	1 Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other non-current assets.